Note 2 - Acquisitions of Businesses (Details) - Preliminary Purchase Price Allocation for Businesses Acquired (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Trade Names [Member] MacDermid [Member]	Dec. 31, 2013 Customer Relationships [Member] MacDermid [Member]	Dec. 31, 2013 Developed Technology Rights [Member] MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Dec. 31, 2008 MacDermid [Member]
Preliminary value assigned:
Accounts receivable						$ 147,400		$ 147,400
Inventories						115,300		115,300
Other current assets						26,200		26,200
Property, plant and equipment						140,900		140,900
Intangible Assets Acquired			70,800	494,000	164,200
Goodwill	1,004,354	989,808				990,000		990,000
Other assets						28,300		28,300
Accounts payable						(55,900)		(55,900)
Other current liabilities						(62,000)		(62,000)
Long-term debt						(754,200)		(754,200)
Non-current deferred tax liability						(171,200)		(171,200)
Contingent consideration	(58,600)	(34,800)				(35,500)	(35,500)	(35,500)
Redeemable 401(k) plan interest		(20,972)				(20,972)		(21,000)
Other liabilities						(66,500)		(66,500)
Total purchase price						$ 1,010,800